Investments in Unconsolidated Businesses (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Investments in Unconsolidated Businesses

Our investments in unconsolidated businesses are comprised of the following:

	(dollars in millions)
At December 31,	Ownership	2013	2012
Equity Investees
Vodafone Omnitel	23.1%	$2,511	$2,200
Other	Various	818	1,106

Total equity investees		3,329	3,306

Cost Investees	Various	103	95

Total investments in unconsolidated businesses		$3,432	$3,401

Schedule of Summarized Financial Information for Equity Investees, Balance Sheet

Summarized financial information for our equity investees is as follows:

Balance Sheet

	(dollars in millions)
At December 31,	2013	2012
Current assets	$3,983	$3,516
Noncurrent assets	7,748	8,159

Total assets	$11,731	$11,675

Current liabilities	$4,692	$5,526
Noncurrent liabilities	5	5
Equity	7,034	6,144

Total liabilities and equity	$11,731	$11,675

Schedule of Summarized Financial Information for Equity Investees, Income Statement	Income Statement

	(dollars in millions)
Years Ended December 31,	2013	2012	2011
Net revenue	$8,984	$10,825	$12,668
Operating income	1,632	2,823	4,021
Net income	925	1,679	2,451